Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about financial instruments [text block]
	Assets as per statement
Amounts in US$ '000	of financial position
	2017	2016
Loans and receivables
Trade receivables	19,519	18,426
To be recovered from co-venturers (Note 33)	2,455	3,311
Other financial assets (a)	43,488	22,027
Cash and cash equivalents	134,755	73,563
	200,217	117,327

(a) Non current other financial assets relate to contributions made for environmental obligations according to Colombian and Brazilian government regulations and also include a non current account receivable with the previous owners of one of the Colombian subsidiaries (see Note 28). Current other financial assets corresponds to the security deposit granted in relation to the purchase of Argentinian assets (see Note 35) and short term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ '000	2017	2016
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	19,289	3,067
	19,289	3,067
Other financial liabilities at amortised cost
Trade payables	52,557	23,650
Payables to related parties (Note 33)	31,184	27,801
To be paid to co-venturers (Note 33)	10,015	1,614
Borrowings	426,204	358,672
	519,960	411,737
Total financial liabilities	539,249	414,804

Disclosure of credit quality of trade receivables [Text Block]
The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ '000	2017	2016
Trade receivables
Counterparties with an external credit rating (Moody’s)
B2	70	7,056
Ba3	8,788	-
Baa3	3,614	3,729
Counterparties without an external credit rating
Group1 (a)	7,047	7,641
Total trade receivables	19,519	18,426

(a) Group 1 – existing customers (more than 6 months) with no defaults in the past.

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ '000	year	and 2 years	and 5 years	years
At 31 December 2017
Borrowings	27,625	27,625	82,875	480,250
Trade payables	52,557	-	-	-
Payables to related parties	7,331	2,068	27,087	-
	87,513	29,693	109,962	480,250
At 31 December 2016
Borrowings	48,958	43,304	355,064	-
Trade payables	23,650	-	-	-
Payables to related parties	1,561	1,561	22,018	-
	74,169	44,865	377,082	-

Disclosure Of Financial liabilities Measured And Recognised At Fair Value And On Recurring Basis [text block]
The following table presents the Group’s financial assets and financial liabilities measured and recognised at fair value at 31 December 2017 and 2016 on a recurring basis:

		At 31 December
Amounts in US$ '000	Level 2	2017
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	19,289	19,289
Total Liabilities	19,289	19,289

		At 31 December
Amounts in US$ '000	Level 2	2016
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	3,067	3,067
Total Liabilities	3,067	3,067

Cash At Bank And Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit quality of cash at bank and other financial assets [text block]
All trade receivables are denominated in US Dollars, except in Brazil where are denominated in Brazilian Real.

Cash at bank and other financial assets (a)
Amounts in US$ '000	2017	2016
Counterparties with an external credit rating (Moody’s, S&;P, Fitch, BRC Investor Services)
A1	553	813
A2	298	-
A3	63,853	-
Aaa	15,040	-
Aa3	11,401	42,798
AAA	19,634	14
B2	31	-
Ba1	18	-
Ba2	7	-
Baa1	307	100
Baa2	4,078	4,094
Ba3	2,815	3,497
B3	-	10
BBB	15,064	-
Counterparties without an external credit rating	45,123	44,252
Total	178,222	95,578

(a) The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$  21,000 (US$ 12,000 in 2016).